Basis of Preparation and Accounting Policies - Summary of Changes in Proforma Financial Data (Detail) £ / shares in Units, £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£) £ / shares
Proforma financial data [line items]
Revenue	£ 7,341
Adjusted operating profit	2,284
Reported operating profit	1,905
Net finance costs	(199)
Adjusted net profit attributable to RELX PLC and RELX NV shareholders	1,620
Reported net profit attributable to RELX PLC and RELX NV shareholders	£ 1,648
Adjusted EPS | £ / shares	£ 0.802
Reported EPS | £ / shares	£ 0.816
Right of use asset	£ 288
Borrowings (including lease liability)	(5,253)
Finance lease receivable	56
Deferred income	(1,910)
As reported [member]
Proforma financial data [line items]
Revenue	7,355
Adjusted operating profit	2,284
Reported operating profit	1,905
Net finance costs	(182)
Adjusted net profit attributable to RELX PLC and RELX NV shareholders	1,635
Reported net profit attributable to RELX PLC and RELX NV shareholders	£ 1,659
Adjusted EPS | £ / shares	£ 0.810
Reported EPS | £ / shares	£ 0.822
Right of use asset	£ 16
Borrowings (including lease liability)	(4,886)
Deferred income	(1,834)
IFRS 9 impact [member]
Proforma financial data [line items]
Net finance costs	(2)
Adjusted net profit attributable to RELX PLC and RELX NV shareholders	(2)
Reported net profit attributable to RELX PLC and RELX NV shareholders	£ (2)
Adjusted EPS | £ / shares	£ (0.001)
Reported EPS | £ / shares	£ (0.001)
Borrowings (including lease liability)	£ 14
IFRS 15 impact [member]
Proforma financial data [line items]
Revenue	(14)
Adjusted operating profit	(11)
Reported operating profit	(11)
Adjusted net profit attributable to RELX PLC and RELX NV shareholders	(9)
Reported net profit attributable to RELX PLC and RELX NV shareholders	£ (9)
Adjusted EPS | £ / shares	£ (0.005)
Reported EPS | £ / shares	£ (0.005)
Deferred income	£ (76)
IFRS 16 impact [member]
Proforma financial data [line items]
Adjusted operating profit	11
Reported operating profit	11
Net finance costs	(15)
Adjusted net profit attributable to RELX PLC and RELX NV shareholders	£ (4)
Adjusted EPS | £ / shares	£ (0.002)
Right of use asset	£ 272
Borrowings (including lease liability)	(381)
Finance lease receivable	£ 56